Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Jun. 30, 2017
Current Assets
Cash	$ 733,399	$ 242,778
Due from related party	114,667	141,329
Total current assets	848,066	384,107
Deposit for acquisition of Kinder Holdings Corp.		86,670
License	337,915	302,915
Total Assets	1,185,981	773,692
Current Liabilities
Accounts payable and accrued expenses	53,138	210,405
Total current liabilities	53,138	210,405
Total liabilities	53,138	210,405
Commitments and contingencies (Notes 3, 4 and 8)
Stockholders' Equity
Preferred stock, $.0001 par value; 10,000,000 authorized; none issued
Common stock-$.0001 par value; 200,000,000 shares authorized; 43,756,096 shares issued and outstanding -March 31, 2018; and 32,615,112 shares- June 30, 2017	4,376	3,262
Additional paid in capital	2,616,966	1,235,457
Common stock subject to forfeiture	(275,001)
Common stock subscription receivable		(484,000)
Accumulated deficit	(1,213,498)	(191,432)
Total Stockholders' Equity	1,132,843	563,287
Total Liabilities and Stockholders' Equity	$ 1,185,981	$ 773,692